Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2022
Banking Regulation, Global Systemically Important Bank (GSIB) Surcharge [Abstract]
Regulatory capital amounts and ratios
The tables below provide the Bank’s regulatory capital requirements and actual results at December 31, 2022 and 2021.

	Actual		For Capital Adequacy		To Be Well Capitalized
(Dollars in Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2022
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$141,452	17.8%	$47,714	6.0%	$63,619	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	151,408	19.0%	63,619	8.0%	79,523	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	141,452	17.8%	35,785	4.5%	51,690	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	141,452	10.4%	54,372	4.0%	67,965	5.0%
December 31, 2021
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$123,783	17.4%	$42,701	6.0%	$56,934	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	132,706	18.6%	56,934	8.0%	71,168	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	123,783	17.4%	32,025	4.5%	46,259	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	123,783	9.9%	50,169	4.0%	62,711	5.0%